Note 13 - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 13 - Fair Value of Financial Instruments (Details) [Line Items]
Selling Costs, Percentage	10.00%
Impaired Financing Receivable, Related Allowance	$ 2,164	$ 3,412	$ 2,625
Other Real Estate	1,147	1,147
Other Real Estate, Gross	2,217	2,217
Real Estate Owned, Valuation Allowance	1,070	1,070
SEC Schedule III, Real Estate, Write-down or Reserve, Amount		88
Collateral Dependent Loans [Member]
Note 13 - Fair Value of Financial Instruments (Details) [Line Items]
Impaired Financing Receivable, with Related Allowance, Recorded Investment	7,811	12,773
Impaired Financing Receivable, Related Allowance	1,559	3,292
Provision Reversal For Loan Losses	741	$ 1,044
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 1,422